Deposits, Prepayments and Deferred Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Deposits Prepayments and Deferred Expenses [Abstract]
Disclosure of Detailed Information about Deposits Prepayments and Deferred Expenses Explanatory	--------------------------------------------------------------------------------------------------------------------------------------

	As of December 31,
	2023	2024
Other prepayments	$1,073	$360
Prepaid taxes	312	—
Value-Added Tax recoverable	466	127
Deposits	7	14
Payment in advance to suppliers	250	—
	$2,108	$501